Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets
	As at December 31,	As at December 31,
USD'000	2020	2019
Trademarks	142	130
Patents	2,281	2,281
License agreements	11,626	10,758
Other intangibles	6,641	6,152
Total intangible assets gross	20,690	19,321
Accumulated amortization for:
Trademarks	(142)	(129)
Patents	(2,281)	(1,683)
License agreements	(11,617)	(10,757)
Other intangibles	(6,641)	(6,152)
Total accumulated amortization	(20,681)	(18,721)
Total intangible assets from continuing operations, net	9	600
Amortization charge from continuing operations for the year	604	534

Intangible assets future amortization charges
Future estimated aggregate amortization expense from continuing operations
Year	USD'000
2021	5
2022	3
2023	1
Total intangible assets, net	9